Acquisitions and Dispositions Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	$ 216,983	$ 216,437
Cash and Cash Equivalents	5,226	1,570	$ 1,603	$ 1,097
Liabilities of disposed subsidiary	202,707	204,374
Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	216,983	216,437
Cash and Cash Equivalents	5,226	1,570
Disposal Group, Including Discontinued Operation, Goodwill	0	260
Other Assets	709	889
Liabilities of disposed subsidiary	202,707	204,374
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Current	2,594	4,058
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	5,119	3,270
Fixed maturity securities | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	61,326	63,619
Equity securities | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	300	457
Mortgage Loans | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	9,378	7,524
Policy loans | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	1,517	1,692
Real estate and real estate joint ventures | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	150	595
Other limited partnership interests | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	1,642	1,850
Short-term Investments | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	1,288	1,832
Other invested assets | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	3,881	4,917
Investments | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	79,482	82,486
Accrued investment income | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Cash Equivalents	680	598
Premiums, reinsurance and other receivables | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	10,636	9,476
Deferred policy acquisition costs and value of business acquired | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	7,207	6,711
Separate Accounts | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of disposed subsidiary	113,043	114,447
Future policy benefits | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	33,270	30,612
Policyholder Account Balances | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	37,066	37,093
Other Policy-Related Balances | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	1,356	1,362
Policyholder dividends payable | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	12	11
Payables for collateral under securities loaned and other transactions | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	7,390	10,637
Long-term Debt | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	60	87
Secured Debt | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	2,797	2,797
Separate account liabilities | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of disposed subsidiary	$ 113,043	$ 114,447